Issued share capital and other reserves	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Issued share capital and other reserves	Issued share capital and other reserves
As of each of December 31, 2023, 2022, and 2021, the authorized and subscribed share capital was comprised of 403,032,520 shares, at a par value €0.000625 each. As at December 31, 2023, 2022, and 2021, the Company had 201,343,630, 196,858,811, and 195,614,910 ordinary shares issued and fully paid, respectively.
The Group has incentive stock plans under which options and restricted stock to subscribe to the Company’s share capital have been granted to certain directors and employees. Options exercised or restricted stock vesting under these plans are settled via either the issuance of new shares or issuance of shares from treasury.
Our shareholders have authorized the issuance of up to 1,400,000,000 beneficiary certificates to shareholders of the Company without reserving to our existing shareholders a preemptive right to subscribe for the beneficiary certificates issued in the future. Pursuant to our articles of association, our beneficiary certificates may be issued at a ratio of between one and 20 beneficiary certificates per ordinary share as determined by our board of directors or its delegate at the time of issuance. We have issued ten beneficiary certificates per ordinary share issued by us and held of record to entities beneficially owned by our founders, Daniel Ek and Martin Lorentzon, for a total of 343,841,690 and 349,876,040 beneficiary certificates outstanding as of December 31, 2023 and 2022, respectively. The beneficiary certificates carry no economic rights and are issued to provide the holders of such certificates additional voting rights. Each beneficiary certificate entitles its holder to one vote. The beneficiary certificates, subject to certain exceptions, are non-transferable and shall be automatically canceled for no consideration in the case of sale or transfer of the ordinary share to which they are linked.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through August 23, 2024.
On August 20, 2021, the Company announced that the board of directors had approved a program to repurchase up to $1.0 billion of the Company’s ordinary shares. Repurchases of up to 10,000,000 of the Company’s ordinary shares were authorized at the Company’s general meeting of shareholders on April 21, 2021. The repurchase program will expire on April 21, 2026. Since the commencement of this repurchase program and through December 31, 2023, the Company repurchased 469,274 shares for €91 million under this program.
The authorization of the previous share repurchase program, announced on November 5, 2018, expired on April 21, 2021. The total aggregate amount of repurchased shares under that program was 4,366,427 for a total of approximately €510 million.
No dividends were paid during the year or are proposed.
All outstanding shares have equal rights to vote at general meetings.
For the year ended December 31, 2023 and 2022, the Company repurchased, in total, 4,450,000 and 1,209,040 of its own ordinary shares, respectively, and reissued 3,815,301 and 1,106,597 treasury shares, respectively, upon the exercise of stock options, restricted stock units, and contingently issuable shares. As of December 31, 2023 and 2022, the Company had 4,200,241 and 3,565,542 ordinary shares held as treasury shares, respectively.
Other reserves

	2023	2022	2021
	(in € millions)
Currency translation
At January 1	100	17	(54)
Currency translation	(37)	83	71
At December 31	63	100	17
Short term investments
At January 1	(18)	(3)	5
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	11	(23)	(8)
Losses/(gains) reclassified to consolidated statement of operations	7	4	(2)
Deferred tax	(4)	4	2
At December 31	(4)	(18)	(3)
Long term investments
At January 1	161	(26)	1,059
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	76	212	(1,218)
Losses/(gains) on sale of long term investment reclassified to accumulated deficit	3	2	(134)
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	—	(5)	30
Deferred tax	(16)	(22)	237
At December 31	224	161	(26)
Exchangeable Notes
At January 1	3	—	—
(Losses)/gains on fair value attributable to changes in credit risk	(14)	4	—
Deferred tax	4	(1)	—
At December 31	(7)	3	—
Cash flow hedges
At January 1	10	(4)	(3)
(Losses)/gains on fair value that may be subsequently reclassified consolidated statement of operations	(2)	4	(11)
(Gains)/losses reclassified to revenue	(44)	32	51
Losses/(gains) reclassified to cost of revenue	30	(20)	(40)
Deferred tax	3	(2)	(1)
At December 31	(3)	10	(4)
Share-based compensation
At January 1	1,265	869	680
Share-based compensation (Note 18)	322	385	222
Income tax impact associated with share-based compensation (Note 9)	23	51	21
Restricted stock units withheld for employee taxes	(71)	(40)	(54)
At December 31	1,539	1,265	869
Other reserves at December 31	1,812	1,521	853
Currency translation reserve comprises foreign exchange differences arising from the translation of the financial statements of foreign operations into the reporting currency.
Short term investment reserve recognizes the unrealized fair value gains and losses on debt instruments held at fair value through Other Comprehensive Income (“OCI”).
Long term investment reserve recognizes the unrealized fair value gains and losses on equity instruments held at fair value through OCI.
Exchangeable Notes reserve recognizes the change in fair value gains and losses that is attributable to changes in the Group's own credit risk on Exchangeable Notes, which are designated at fair value through profit and loss.
Cash flow hedge reserve recognizes the unrealized gains and losses on the effective portion of foreign exchange forward contracts designated for hedging.
Share-based compensation reserve recognizes the grant date fair value of equity-settled awards provided to employees as part of their remuneration. For further details, please see Note 18.